LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.
LONG‑TERM INVESTMENTS

Equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Fortune Rise Acquisition Corporation (“FRLAU”) (a)	200,237	200,237
Shenzhen Guru Club Information Technology Group Co., LTD. (“Guru”) (b)	1,408,472	1,376,047
Shanghai Realize Investment Consulting Co., Ltd. (“Realize”) (c)	845,082	825,627
Shanghai Yisong Consulting Management Co., LTD. (“Yisong”) (d)	366,202	357,772
Feutune Light Acquisition Corporation (“FLFVU”) (e)	200,000	—
Mainnet Group Holdings (“Mainnet”) (f)	500,000	500,000
Total	3,519,993	3,259,683

(a)
FRLAU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In November 2021, the Group acquired 122,000 founder shares, 20,000 private shares and 60,000 representative shares issued by FRLAU for a total purchase consideration of US$201,248. After the sale of 98,800 founder shares in December 2022, the Group held 0.8% equity interests of FRLAU with no significant impacts. The founder shares, private shares and representative shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the six months ended June 30, 2023 and 2024.
(b)
In October 2017, the Group acquired 1.0% equity interests of Guru with no significant impacts, formerly known as Tibet Gelonghui Information Technology Co., LTD., for a purchase consideration of US$1,536,972 (RMB10,000,000). Guru is principally engaged in information technology development, technical consultation and technical services. No observable price change has been identified and no fair value change was recorded for the six months ended June 30, 2023 and 2024. The change of balance was foreign exchange difference.
(c)
In August 2021, the Group acquired 1.5% equity interests of Realize for a purchase consideration of US$926,183 (RMB6,000,000). Realize is principally engaged in ESOP advisory and management services. No observable price change has been identified and no fair value change was recorded for the six months ended June 30, 2023 and 2024. The change of balance was foreign exchange difference.
7.
LONG‑TERM INVESTMENTS (Continued)

Equity securities without readily determinable fair value (Continued)

(d)
In April 2021, the Group acquired 5% equity interests of Yisong for a purchase consideration of US$400,962 (RMB2,600,000). Yisong is principally engaged in consulting and financial advisory services. No observable price change has been identified and no fair value change was recorded for the six months ended June 30, 2023 and 2024. The change of balance was foreign exchange difference.
(e)
FLFVU is a NASDAQ listed blank check company formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In June 2022, the Group acquired 20,000 private shares and 60,000 representative shares issued by FLFVU for a total purchase consideration of US$200,000, which accounted for 0.63% equity interests of FLFVU with no significant impacts. The representative shares are identical to the public shares except that the representative has agreed not to transfer, assign or sell any such representative shares until the completion of initial business combination. On June 17, 2024, FLFVU completed the business combination with Thunder Power Holdings Limited, a British Virgin Islands company (“Thunder Power”). After the business combination, the private shares and representative shares the Group held were converted into listed common shares, considering the Group does not control nor has ability to exercise significant influence over the operating and financial policies of the investee, as such the Group recognized the investment as financial instruments held, at fair value.
(f)
In September 2023, the Group acquired 2.0% equity interests of Mainnet for a purchase consideration of US$500,000. Mainnet has formed multiple lines of businesses including wealth management, fund management, a global open platform, and FinTech arm, providing high-net-worth customers with all-rounded financial services. No observable price change has been identified and no fair value change was recorded for the six months ended June 30, 2024.

Available‑for‑sale securities

The Group had the following available‑for‑sale securities:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Alphalion Technology Holding Limited (“Alphalion”) (g)	4,066,490	4,066,490
Total	4,066,490	4,066,490

(g)
In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into 25% equity interest of Alphalion (Note 16). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities with no contractual maturity date as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. Nil loss of fair value were recorded for the six months ended June 30, 2023 and 2024. Nil allowance for credit loss was recorded for the six months ended June 30, 2023 and 2024.